RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of transactions between related parties [abstract]
SCHEDULE OF DUE FROM RELATED PARTIES
	As of
	June 30, 2024	December 31, 2023
	USD’000	USD’000
Liping Huang (CEO’s spouse)	489	500
Lei Deng (legal representative of one of the subsidiaries)	270	277
Xiaorong Yang (legal representative of one of the subsidiaries)	527	539
Total	1,286	1,316

SCHEDULE OF SIGNIFICANT RELATED PARTY TRANSACTIONS
	As of
	June 30, 2024	December 31, 2023
	USD’000	USD’000
Amounts owed from related parties	53	78